Consolidated balance sheet - USD ($) $ in Millions	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Jun. 30, 2018
Non-current assets
Intangible assets, net	$ 29,229	$ 28,727	$ 28,922	$ 24,562
Property, plant and equipment, net	118,063	117,881	113,324	114,047
Equity affiliates: investments and loans	26,473	25,996	23,444	22,443
Other investments	1,660	1,468	1,421	1,396
Non-current financial assets	771	637	680	967
Deferred income taxes	6,022	6,246	6,663	5,348
Other non-current assets	2,306	2,156	2,509	3,384
Total non-current assets	184,524	183,111	176,963	172,147
Current assets
Inventories, net	16,410	17,075	14,880	18,392
Accounts receivable, net	20,349	19,321	17,270	16,974
Other current assets	15,958	16,237	14,724	14,408
Current financial assets	3,536	3,373	3,654	3,609
Cash and cash equivalents	26,723	25,432	27,907	26,475
Assets classified as held for sale		314	1,364
Total current assets	82,976	81,752	79,799	79,858
Total assets	267,500	264,863	256,762	252,005
Shareholders' equity
Common shares	8,301	8,231	8,227	8,305
Paid-in surplus and retained earnings	123,351	123,702	120,569	121,896
Currency translation adjustment	(11,177)	(11,606)	(11,313)	(9,764)
Treasury shares	(3,613)	(2,334)	(1,843)	(2,462)
Total shareholders' equity - Group share	116,862	117,993	115,640	117,975
Non-controlling interests	2,362	2,365	2,474	2,288
Total shareholders' equity	119,224	120,358	118,114	120,263
Non-current liabilities
Deferred income taxes	11,486	11,339	11,490	11,969
Employee benefits	3,375	3,150	3,363	3,329
Provisions and other non-current liabilities	21,629	21,020	21,432	18,807
Non-current financial debt	45,394	44,396	40,129	38,362
Total non-current liabilities	81,884	79,905	76,414	72,467
Current liabilities
Accounts payable	27,059	26,416	26,134	25,021
Other creditors and accrued liabilities	22,686	23,361	22,246	17,792
Current borrowings	16,221	13,906	13,306	15,659
Other current financial liabilities	426	651	478	803
Liabilities directly associated with the assets classified as held for sale		266	70
Total current liabilities	66,392	64,600	62,234	59,275
Total liabilities & shareholders' equity	$ 267,500	$ 264,863	$ 256,762	$ 252,005